Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Right-of-use Assets

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Disposals/ write-offs	Contractual modifications	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		10,033,538	1,021,819	(19,301)	221,266	99,167	11,356,489
Simulators		70,148	13	—	49,621	—	119,782
Restoration of aircraft and engines		597,011	790,727	—	—	—	1,387,738
Maintenance of aircraft and engines		1,414,507	236,336	(113,160)	(2,285)	7,458	1,542,856
Properties		114,167	—	(98,215)	—	—	15,952
Other		30,435	70,174	(27,335)	—	—	73,274
Advance payments for right of use of aircraft		—	76,097	—	—	(76,097)	—
		12,259,806	2,195,166	(258,011)	268,602	30,528	14,496,091
Depreciation
Aircraft and engines	7%	(5,707,259)	(677,537)	16,286	—	—	(6,368,510)
Simulators	20%	(55,969)	(14,287)	—	—	—	(70,256)
Restoration of aircraft and engines	33%	(182,861)	(197,788)	—	—	—	(380,649)
Maintenance of aircraft and engines	19%	(892,325)	(271,203)	111,338	—	—	(1,052,190)
Properties	3%	(74,607)	(3,213)	74,606	—	—	(3,214)
Other	30%	(29,429)	(9,194)	22,597	—	—	(16,026)
		(6,942,450)	(1,173,222)	224,827	—	—	(7,890,845)

Right-of-use assets		5,317,356	1,021,944	(33,184)	268,602	30,528	6,605,246
Impairment(b)		(706,615)	(172,305)	273,269	—	—	(605,651)
Right-of-use assets, net		4,610,741	849,639	240,085	268,602	30,528	5,999,595

Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/ write-offs	Contractual modifications	Transfers(a)	December 31, 2020

Cost
Aircraft		12,071,427	2,197,881	(25,741)	(4,736,892)	68,701	9,575,376
Engines and simulators		484,597	86,995	(38,160)	(6,515)	1,393	528,310
Restoration of aircraft and engines		423,194	290,785	(116,968)	—	—	597,011
Maintenance of aircraft and engines		1,374,925	168,513	(82,887)	(54,658)	8,614	1,414,507
Properties		114,167	—	—	—	—	114,167
Other		42,391	109	(12,065)	—	—	30,435
		14,510,701	2,744,283	(275,821)	(4,798,065)	78,708	12,259,806
Depreciation
Aircraft	8%	(4,538,684)	(954,452)	25,741	—	(31,220)	(5,498,615)
Engines and simulators	14%	(231,625)	(67,191)	35,595	—	(1,392)	(264,613)
Restoration of aircraft and engines	9%	(145,546)	(37,315)	—	—	—	(182,861)
Maintenance of aircraft and engines	27%	(549,869)	(368,476)	32,729	—	(6,709)	(892,325)
Properties	9%	(64,042)	(10,565)	—	—	—	(74,607)
Other	16%	(34,776)	(6,717)	12,064	—	—	(29,429)
		(5,564,542)	(1,444,716)	106,129	—	(39,321)	(6,942,450)
Rigth-of-use assets		8,946,159	1,299,567	(169,692)	(4,798,065)	39,387	5,317,356
Impairment(b)		(1,361,356)	—	72,815	581,926	—	(706,615)
Rigth-of-use assets, net		7,584,803	1,299,567	(96,877)	(4,216,139)	39,387	4,610,741

(a)	The balances of transfers are between the groups of Property and equipment, Right-of-use assets and Intangible assets
(b)	The reversal of the impairment is due to the result from the use of some aircraft for cargo service and the cancellation of the intention to sublease aircraft (Note 1.4).